LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.08%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C04 1M2 5.36% (LIBOR01M + 4.90%) 11/25/24	1,319,313	$ 1,357,097
Series 2021-R01 1M2 1.65% (SOFR30A + 1.55%) 10/25/41	1,200,000	1,164,162
*•Fannie Mae REMICs Series 2010-100 SV 6.17% (6.63% minus LIBOR01M) 9/25/40	1,406,216	245,711
Freddie Mac REMICs
Series 4793 CB 3.00% 5/15/48	858,831	847,909
Series 4793 CD 3.00% 6/15/48	550,085	543,083
Series 4813 CJ 3.00% 8/15/48	422,749	418,017
*Series 5010 IK 2.50% 9/25/50	515,163	74,081
*Series 5010 JI 2.50% 9/25/50	1,300,680	214,515
*Series 5013 IN 2.50% 9/25/50	547,195	91,278
*Series 5018 MI 2.00% 10/25/50	1,180,137	157,400
*Series 5059 IB 2.50% 1/25/51	1,859,477	313,008
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 1.00% (SOFR30A + 0.90%) 12/25/50	184,019	183,742
Series 2021-DNA1 M1 0.75% (SOFR30A + 0.65%) 1/25/51	84,898	84,686
Series 2021-DNA6 M2 1.60% (SOFR30A + 1.50%) 10/25/41	3,250,000	3,102,412
*•Freddie Mac Strips
Series 334 S7 5.70% (6.10% minus LIBOR01M) 8/15/44	1,046,675	175,921
Series 353 S1 5.60% (6.00% minus LIBOR01M) 12/15/46	443,313	78,428
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 M2 2.40% (SOFR30A + 2.30%) 8/25/33	1,180,000	1,163,131
Series 2022-DNA2 1.40% (SOFR30A + 1.30%) 2/25/42	4,417,236	4,393,738
Series 2022-DNA2 2.50% (SOFR30A + 2.40%) 2/25/42	4,680,000	4,602,674
GNMA
0.57% 2/16/62	3,500,000	227,617
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2007-51 SG 6.13% (6.58% minus LIBOR01M) 8/20/37	165,168	$ 25,236
Series 2010-42 PC 5.00% 7/20/39	3,155	3,155
*Series 2013-53 OI 3.50% 4/20/43	885,568	89,429
*•Series 2016-135 SB 5.67% (6.10% minus LIBOR01M) 10/16/46	327,713	70,570
*•Series 2016-21 ST 5.70% (6.15% minus LIBOR01M) 2/20/46	1,461,372	228,680
*Series 2016-84 IG 4.50% 11/16/45	2,111,261	384,430
*•Series 2017-H22 IC 2.37% 11/20/67	1,589,214	116,934
•Series 2018-H13 FC 0.41% (LIBOR01M + 0.30%) 7/20/68	502,191	501,580
*Series 2020-123 IL 2.50% 8/20/50	447,906	58,446
*Series 2020-123 NI 2.50% 8/20/50	1,313,471	171,539
*Series 2020-127 IN 2.50% 8/20/50	608,991	80,030
*Series 2020-129 IE 2.50% 9/20/50	541,915	71,464
*Series 2020-160 VI 2.50% 10/20/50	539,479	71,976
*Series 2020-160 IH 2.50% 10/20/50	366,651	49,997
*Series 2020-160 YI 2.50% 10/20/50	1,904,802	253,329
*Series 2020-181 WI 2.00% 12/20/50	4,121,456	462,276
*Series 2020-47 MI 3.50% 4/20/50	1,262,670	177,930
*Series 2020-47 NI 3.50% 4/20/50	420,435	60,689
•Series 2020-H12 F 0.95% (LIBOR01M + 0.50%) 7/20/70	121,439	122,354
•Series 2020-H13 FA 0.90% (LIBOR01M + 0.45%) 7/20/70	452,873	455,126
•Series 2020-H13 FC 0.90% (LIBOR01M + 0.45%) 7/20/70	128,544	129,130
*Series 2021-29 TI 2.50% 2/20/51	1,942,328	395,376
Total Agency Collateralized Mortgage Obligations (Cost $23,855,802)		23,418,286
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 0.92% 8/25/26	26,954,809	$ 926,911
Series K094 X1 0.88% 6/25/29	2,990,808	162,750
Series K094 XAM 1.15% 6/25/29	4,850,000	358,259
Series K095 XAM 1.24% 6/25/29	1,200,000	95,081
Series K101 X1 0.84% 10/25/29	1,194,194	63,420
Series K104 XAM 1.39% 1/25/30	2,500,000	237,563
Series K116 X1 1.43% 7/25/30	897,694	85,689
Series K-1520 X1 0.47% 2/25/36	4,994,312	241,842
Series K737 X1 0.64% 10/25/26	8,430,323	202,464
Series K741 X1 0.57% 12/25/27	2,998,066	84,621
Series K742 X1 0.78% 3/25/28	6,198,061	215,151
Series K743 X1 0.93% 5/25/28	4,000,000	198,776
Series KC05 X1 1.20% 6/25/27	1,569,748	61,534
GNMA
•Series 2013-107 AD 2.76% 11/16/47	563,113	551,599
*•Series 2013-50 IO 0.06% 10/16/48	10,243,876	28,895
*•Series 2013-74 IO 0.56% 12/16/53	19,192,709	274,527
•Series 2014-17 AM 3.36% 6/16/48	5,670	5,752
*•Series 2016-128 IO 0.75% 9/16/56	6,980,712	291,879
*•Series 2017-145 IO 0.52% 4/16/57	1,945,856	74,677
*•Series 2017-157 IO 0.60% 12/16/59	1,105,383	51,381
*•Series 2017-8 IO 0.42% 8/16/58	1,359,217	42,958
*•Series 2020-109 AI 0.84% 5/16/60	2,197,912	149,764
*•Series 2020-184 IO 0.91% 11/16/60	2,920,174	221,190
*•Series 2021-110 IO 0.88% 11/16/63	4,908,090	389,405
*•Series 2021-133 IO 0.88% 7/16/63	5,458,531	432,008
*•Series 2021-37 IO 0.80% 1/16/61	2,940,010	201,654
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
*•Series 2021-60 IO 0.82% 5/16/63	2,417,256	$ 172,895
*•Series 2021-68 IO 0.90% 10/16/62	2,941,943	213,748
*•Series 2022-3 IO 0.64% 2/16/61	6,779,526	430,164
Total Agency Commercial Mortgage-Backed Securities (Cost $9,390,904)		6,466,557
AGENCY MORTGAGE-BACKED SECURITIES–21.44%
Fannie Mae Grantor Trust 2.90% 6/25/27	238,766	239,500
Fannie Mae S.F. 10 yr
2.15% 2/1/32	2,180,000	2,047,924
2.93% 6/1/30	754,214	755,263
3.20% 2/1/29	183,013	186,390
3.25% 5/1/29	513,354	525,194
3.45% 3/1/29	446,067	461,252
3.47% 3/1/30	867,115	894,055
Fannie Mae S.F. 15 yr
1.50% 12/1/35	444,796	422,199
1.50% 3/1/36	87,601	83,151
2.26% 4/1/30	1,249,918	1,204,434
2.95% 7/1/27	1,416,244	1,425,428
3.08% 1/1/28	2,670,000	2,701,944
3.16% 5/1/29	385,101	391,957
3.50% 4/1/32	1,979,115	2,048,188
Fannie Mae S.F. 20 yr
2.50% 9/1/36	452,176	437,325
2.50% 3/1/38	1,362,902	1,319,789
2.50% 3/1/41	812,001	793,339
2.50% 4/1/41	2,947,050	2,872,479
2.50% 5/1/41	2,395,236	2,318,454
3.00% 7/1/35	386,084	384,947
3.00% 2/1/36	950,045	947,999
3.00% 4/1/36	720,106	718,555
3.00% 7/1/36	1,521,871	1,517,954
3.00% 8/1/36	2,531,762	2,529,167
3.00% 10/1/36	3,167,895	3,168,520
3.00% 12/1/36	2,274,055	2,272,266
3.00% 4/1/38	626,033	623,391
3.00% 6/1/38	798,998	797,328
3.00% 3/1/40	730,192	729,694
3.00% 1/1/41	266,777	266,365
3.00% 10/1/41	186,730	186,324
3.50% 12/1/34	476,705	482,667
3.50% 1/1/35	303,534	307,330
3.50% 2/1/37	198,241	200,714
3.50% 3/1/37	122,940	124,278
3.50% 12/1/37	233,189	238,962
3.50% 8/1/39	186,943	189,238
3.50% 2/1/40	794,311	817,082

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
2.00% 10/1/41	975,756	$ 921,415
2.00% 12/1/41	2,954,751	2,774,587
2.00% 8/1/50	232,687	216,799
2.00% 9/1/50	237,191	220,996
2.00% 1/1/51	1,441,924	1,342,560
2.00% 2/1/51	6,601,592	6,149,494
2.00% 3/1/51	9,487,576	8,832,912
2.00% 4/1/51	7,005,520	6,521,632
2.00% 7/1/51	1,246,287	1,159,087
2.00% 8/1/51	1,828,719	1,700,062
2.00% 10/1/51	978,373	909,677
2.00% 11/1/51	987,271	918,075
2.00% 1/1/52	592,723	550,650
2.00% 2/1/52	1,197,065	1,114,425
2.50% 9/1/50	457,146	438,196
2.50% 10/1/50	1,815,675	1,738,279
2.50% 11/1/50	1,989,290	1,904,067
2.50% 12/1/50	259,859	248,776
2.50% 1/1/51	2,257,047	2,160,332
2.50% 2/1/51	3,309,460	3,167,467
2.50% 3/1/51	1,296,343	1,241,195
2.50% 4/1/51	921,046	882,126
2.50% 5/1/51	1,000,131	956,624
2.50% 6/1/51	5,706,489	5,466,750
2.50% 7/1/51	2,778,118	2,665,155
2.50% 8/1/51	1,150,280	1,103,732
2.50% 9/1/51	579,275	557,558
2.50% 10/1/51	1,647,020	1,579,154
2.50% 11/1/51	298,224	286,407
2.50% 1/1/52	6,257,296	5,995,653
2.50% 2/1/52	12,313,668	11,775,941
2.50% 3/1/52	3,793,618	3,628,902
2.50% 4/1/52	100,000	95,675
3.00% 9/1/46	70,106	69,631
3.00% 10/1/46	1,067,600	1,060,663
3.00% 12/1/46	626,402	622,880
3.00% 1/1/47	7,750,303	7,715,548
3.00% 2/1/47	1,342,952	1,335,362
3.00% 9/1/49	2,405,153	2,363,857
3.00% 1/1/50	1,095,058	1,075,928
3.00% 2/1/50	952,903	946,275
3.00% 4/1/50	2,301,910	2,270,430
3.00% 7/1/50	353,555	347,129
3.00% 8/1/50	502,442	496,159
3.00% 9/1/50	846,127	829,149
3.00% 8/1/51	2,154,669	2,130,756
3.00% 9/1/51	471,959	463,644
3.00% 11/1/51	490,311	485,306
3.00% 12/1/51	787,345	778,734
3.00% 1/1/52	1,491,447	1,462,108
3.00% 2/1/52	797,347	786,559
3.00% 3/1/52	5,500,000	5,444,036
3.50% 12/1/42	128,987	131,545
3.50% 3/1/43	1,021,284	1,041,760
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 8/1/44	413,441	$ 421,625
3.50% 11/1/44	9,793,003	9,985,422
3.50% 2/1/45	134,888	137,578
3.50% 4/1/45	220,822	224,967
3.50% 12/1/46	1,356,524	1,383,360
3.50% 2/1/47	361,284	366,588
3.50% 3/1/47	665,087	674,413
3.50% 5/1/47	3,033,510	3,080,876
3.50% 6/1/47	323,811	328,843
3.50% 9/1/47	3,492,670	3,553,171
3.50% 10/1/47	145,274	147,378
3.50% 3/1/48	147,094	148,765
3.50% 4/1/48	1,288,716	1,302,110
3.50% 7/1/48	380,533	386,681
3.50% 11/1/48	4,257,868	4,324,261
3.50% 6/1/49	58,715	59,435
3.50% 8/1/50	226,131	227,544
3.50% 9/1/50	259,266	260,595
3.50% 10/1/50	114,882	115,615
3.50% 12/1/51	90,756	91,125
4.00% 11/1/42	724,561	757,961
4.00% 10/1/44	9,705,894	10,106,841
4.00% 2/1/47	187,203	194,639
4.00% 4/1/47	73,469	76,009
4.00% 5/1/47	1,181,891	1,221,616
4.00% 9/1/47	836,840	862,185
4.00% 10/1/47	216,148	222,383
4.00% 12/1/47	218,554	225,350
4.00% 1/1/48	208,587	215,291
4.00% 6/1/48	153,417	158,876
4.00% 9/1/48	1,582,311	1,625,297
4.00% 10/1/48	423,340	437,753
4.00% 11/1/48	210,118	216,164
4.00% 1/1/49	893,330	921,271
4.00% 6/1/49	343,755	354,912
4.00% 7/1/50	888,098	913,598
4.00% 12/1/50	127,626	131,041
4.00% 8/1/56	5,991,518	6,269,057
4.00% 6/1/57	1,262,534	1,320,744
4.50% 6/1/38	905,489	963,034
4.50% 6/1/39	770,893	818,131
4.50% 10/1/41	454,879	483,905
4.50% 1/1/42	1,795,759	1,910,813
4.50% 10/1/43	893,614	950,670
4.50% 3/1/44	5,267	5,553
4.50% 8/1/44	1,430,408	1,520,248
4.50% 3/1/46	1,241,367	1,323,009
4.50% 5/1/46	61,918	65,823
4.50% 6/1/48	446,875	467,601
4.50% 7/1/48	649,467	681,535
4.50% 8/1/48	941,076	985,750
4.50% 10/1/48	384,770	403,039
4.50% 11/1/48	507,201	531,616
4.50% 9/1/49	2,952,269	3,089,442

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 3/1/50	533,182	$ 560,430
4.50% 9/1/57	1,636,243	1,745,040
4.50% 8/1/58	1,648,712	1,758,198
4.50% 1/1/59	169,981	181,269
5.00% 4/1/37	13,635	14,792
5.00% 5/1/48	135,678	144,091
5.00% 8/1/48	124,840	132,087
5.00% 9/1/48	1,187,650	1,275,284
5.00% 11/1/48	306,853	323,961
5.00% 9/1/49	1,623,562	1,730,891
5.50% 5/1/34	327,400	354,910
5.50% 9/1/36	432,294	473,313
5.50% 1/1/38	1,321,006	1,445,848
5.50% 1/1/39	490,432	536,818
5.50% 3/1/40	869,934	952,186
5.50% 3/1/41	441,003	482,693
5.50% 6/1/41	283,067	311,967
5.50% 7/1/41	950,533	1,040,455
6.00% 1/1/39	41,789	46,681
6.00% 10/1/39	506,693	565,553
6.00% 4/1/40	37,973	42,386
6.00% 10/1/40	178,347	199,073
6.00% 7/1/41	862,162	962,473
Fannie Mae S.F. 30 yr TBA
2.50% 4/15/52	5,200,000	4,961,125
2.50% 5/15/52	6,900,000	6,569,385
3.00% 4/15/52	10,100,000	9,879,063
3.00% 5/15/52	1,000,000	975,837
3.50% 5/15/52	4,900,000	4,891,522
3.50% 6/15/52	25,000,000	24,892,292
4.00% 4/15/52	100,000	102,063
4.00% 6/15/52	2,000,000	2,026,806
Fannie Mae-Aces
2.50% 10/25/37	182,115	178,173
•2.72% 10/25/31	550,707	540,343
*•2.84% 7/25/22	504,452	33
2.94% 7/25/39	260,593	257,964
•3.12% 4/25/28	97,518	99,962
3.27% 2/25/29	640,000	656,301
•3.35% 2/25/43	54,843	56,555
3.45% 1/1/29	661,205	678,176
3.61% 2/25/31	330,000	346,018
3.70% 1/25/36	1,200,000	1,247,512
Freddie Mac REMICs
*2.00% 6/25/49	1,950,923	238,245
2.00% 7/25/50	828,472	716,608
*2.50% 1/25/49	4,098,028	603,653
*2.50% 4/25/49	3,780,029	560,087
*2.50% 5/25/49	2,042,218	302,465
*2.50% 8/25/50	1,817,342	298,386
*2.50% 2/25/51	6,709,073	1,107,351
*4.00% 9/25/27	66,885	2,788
*•5.49% (5.95% minus LIBOR01M) 12/25/43	273,011	41,100
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMICs (continued)
*•5.64% (6.10% minus LIBOR01M) 9/25/46	1,785,742	$ 229,141
*•5.64% (6.10% minus LIBOR01M) 10/25/57	1,376,929	211,259
*•5.69% (6.15% minus LIBOR01M) 6/25/43	93,243	18,204
*•5.74% (6.20% minus LIBOR01M) 11/25/47	298,158	41,562
*•6.09% (6.49% minus LIBOR01M) 12/15/41	705,030	121,474
Freddie Mac S.F. 15 yr
3.00% 9/1/32	182,953	184,859
3.00% 10/1/32	165,837	167,564
3.00% 10/1/33	104,120	105,232
3.00% 12/1/33	30,586	30,854
Freddie Mac S.F. 20 yr
1.50% 10/1/41	3,840,196	3,479,991
1.50% 11/1/41	488,457	442,640
2.00% 9/1/41	3,928,463	3,699,948
2.00% 12/1/41	1,088,895	1,025,228
2.50% 4/1/41	172,046	166,319
3.00% 6/1/36	82,466	82,287
3.50% 1/1/38	1,570,497	1,600,401
4.50% 8/1/23	449,022	464,957
Freddie Mac S.F. 30 yr
2.00% 11/1/50	1,235,360	1,150,444
2.00% 2/1/51	4,943,932	4,607,755
2.00% 3/1/51	3,938,307	3,667,453
2.00% 4/1/51	2,033,962	1,893,953
2.00% 5/1/51	7,962,280	7,421,412
2.00% 6/1/51	1,319,790	1,227,350
2.00% 11/1/51	2,270,136	2,109,874
2.00% 1/1/52	99,621	92,635
2.00% 2/1/52	992,330	922,283
2.50% 11/1/50	926,814	888,820
2.50% 12/1/50	1,979,742	1,895,346
2.50% 1/1/51	1,596,446	1,526,819
2.50% 2/1/51	435,124	415,824
2.50% 3/1/51	1,734,692	1,660,589
2.50% 5/1/51	185,934	179,332
2.50% 7/1/51	6,082,342	5,823,835
2.50% 8/1/51	3,916,483	3,758,376
2.50% 9/1/51	187,808	180,266
2.50% 11/1/51	7,494,523	7,193,693
2.50% 1/1/52	1,290,239	1,240,829
2.50% 2/1/52	1,492,064	1,432,540
2.50% 3/1/52	100,000	95,675
•2.87% (LIBOR12M + 1.62%) 11/1/47	1,500,632	1,511,791
3.00% 1/1/47	2,902,839	2,885,711
3.00% 9/1/47	2,036,241	2,024,507
3.00% 3/1/48	2,047,073	2,016,384
3.00% 9/1/48	46,663	46,153
3.00% 9/1/49	561,895	558,577

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 12/1/49	927,263	$ 912,956
3.00% 1/1/50	166,415	163,647
3.00% 2/1/50	1,417,109	1,395,679
3.00% 7/1/50	1,990,200	1,954,013
3.00% 8/1/50	211,491	207,638
3.00% 9/1/50	5,390,312	5,292,314
3.00% 11/1/50	5,085,764	4,993,890
3.00% 9/1/51	183,837	180,029
3.00% 10/1/51	592,765	583,620
3.00% 1/1/52	2,072,013	2,033,952
•3.01% (LIBOR12M + 1.63%) 11/1/48	4,141,725	4,158,850
•3.09% (LIBOR12M + 1.62%) 2/1/50	2,356,781	2,368,775
3.50% 7/1/47	2,985,757	3,035,195
3.50% 11/1/47	3,462,892	3,500,981
3.50% 3/1/48	346,253	350,257
4.00% 8/1/44	16,225	16,853
4.00% 5/1/45	12,182	12,706
4.00% 10/1/45	18,615	19,395
4.00% 11/1/45	15,100	15,728
4.00% 9/1/46	189,766	194,964
4.00% 12/1/46	21,167	21,890
4.00% 10/1/47	5,398,964	5,541,616
4.00% 7/1/48	1,213,071	1,243,290
4.00% 4/1/49	1,073,463	1,108,149
4.00% 3/1/50	204,523	209,658
4.50% 10/1/35	196,169	208,926
5.00% 11/1/48	152,941	163,103
5.00% 1/1/49	17,536	18,548
GNMA I S.F. 30 yr
3.00% 9/15/42	564,689	564,915
3.00% 10/15/42	51,780	51,573
3.50% 5/15/50	456,834	466,323
4.00% 3/15/50	32,828	33,903
GNMA II S.F. 30 yr
2.00% 12/20/50	1,864,379	1,774,386
2.00% 3/20/51	2,054,867	1,954,805
2.50% 12/20/50	962,251	927,445
2.50% 5/20/51	463,947	448,513
3.00% 1/20/46	77,086	76,811
3.00% 8/20/46	561,820	559,640
3.00% 11/20/46	295,141	293,995
3.00% 2/20/47	102,585	102,187
3.00% 4/20/47	51,233	51,035
3.00% 9/20/47	391,356	389,723
3.00% 2/20/48	5,708	5,683
3.00% 1/20/50	1,028,492	1,015,536
3.00% 3/20/50	945,844	932,998
3.00% 7/20/51	961,018	952,598
3.00% 9/20/51	1,599,537	1,585,169
3.00% 1/20/52	99,658	100,874
3.00% 3/20/52	900,000	905,394
3.50% 3/20/45	12,396	12,676
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 1/20/46	195,557	$ 200,071
3.50% 3/20/46	940,777	960,985
3.50% 4/20/46	527,473	537,680
3.50% 5/20/46	249,631	254,341
3.50% 6/20/46	420,035	427,575
3.50% 7/20/46	257,425	261,982
3.50% 9/20/46	80,891	82,258
3.50% 9/20/47	3,368,490	3,428,924
3.50% 10/20/47	638,478	648,456
3.50% 9/20/48	2,248,307	2,281,125
3.50% 10/20/49	162,763	162,226
3.50% 2/20/50	175,832	177,714
3.50% 7/20/50	271,698	273,833
3.50% 5/20/51	3,200,000	3,207,500
4.00% 6/20/47	2,045,860	2,107,828
4.00% 9/20/47	1,271,621	1,313,452
4.00% 11/20/47	653,894	677,136
4.00% 12/20/47	272,718	282,406
4.00% 2/20/48	781,498	805,432
4.00% 3/20/48	297,048	307,599
4.00% 4/20/48	194,516	199,933
4.00% 10/20/49	172,002	178,502
4.00% 11/20/49	1,254,877	1,268,454
4.00% 1/20/50	163,343	171,518
4.00% 2/20/50	875,055	898,206
4.00% 3/20/50	67,942	71,623
4.00% 4/20/50	660,021	689,650
4.00% 6/21/52	1,700,000	1,720,520
4.50% 7/20/32	401	415
4.50% 6/20/34	958	1,021
4.50% 2/20/40	2,991	3,185
4.50% 8/20/45	4,189	4,469
4.50% 8/20/47	354,249	374,138
4.50% 4/20/48	647,165	677,291
4.50% 6/20/48	14,759	15,425
4.50% 7/20/48	12,989	13,575
4.50% 8/20/48	2,671,277	2,772,054
4.50% 10/20/48	562,882	585,699
4.50% 12/20/48	926,758	964,091
4.50% 1/20/49	174,076	180,997
4.50% 2/20/50	1,583,210	1,638,796
4.50% 3/20/50	221,015	228,913
4.50% 5/20/50	2,388,935	2,487,956
4.50% 11/20/50	1,209,636	1,258,333
4.50% 12/20/50	282,341	294,126
5.00% 12/20/51	98,886	103,734
GNMA II S.F. 30 yr TBA 3.00% 5/20/51	10,900,000	10,743,738
Total Agency Mortgage-Backed Securities (Cost $482,378,541)		463,432,421

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–36.36%
Aerospace & Defense–1.39%
Boeing Co.
2.70% 2/1/27	220,000	$ 211,012
2.80% 3/1/27	320,000	306,064
3.10% 5/1/26	250,000	245,628
3.20% 3/1/29	1,090,000	1,038,692
3.25% 2/1/35	3,280,000	2,928,709
3.75% 2/1/50	420,000	373,983
4.88% 5/1/25	3,320,000	3,425,144
5.15% 5/1/30	2,010,000	2,143,580
5.71% 5/1/40	1,290,000	1,441,511
5.81% 5/1/50	2,610,000	3,013,864
5.93% 5/1/60	740,000	854,394
General Dynamics Corp.
4.25% 4/1/40	60,000	65,463
4.25% 4/1/50	240,000	270,088
L3Harris Technologies, Inc. 4.85% 4/27/35	580,000	630,001
Lockheed Martin Corp.
3.55% 1/15/26	936,000	958,393
4.50% 5/15/36	240,000	264,815
Northrop Grumman Corp.
2.93% 1/15/25	1,600,000	1,603,563
3.25% 1/15/28	660,000	660,030
5.25% 5/1/50	4,450,000	5,545,340
Raytheon Technologies Corp.
2.25% 7/1/30	750,000	694,690
3.13% 7/1/50	2,000,000	1,796,927
3.95% 8/16/25	980,000	1,010,900
4.13% 11/16/28	480,000	501,745
		29,984,536
Agriculture–0.69%
Altria Group, Inc.
2.35% 5/6/25	230,000	223,389
2.45% 2/4/32	950,000	825,807
3.40% 2/4/41	800,000	656,517
4.40% 2/14/26	1,370,000	1,417,100
4.80% 2/14/29	117,000	122,653
5.80% 2/14/39	530,000	571,235
5.95% 2/14/49	680,000	736,137
6.20% 2/14/59	678,000	755,808
BAT Capital Corp.
3.56% 8/15/27	2,980,000	2,900,284
3.73% 9/25/40	750,000	614,495
4.54% 8/15/47	1,120,000	999,474
Cargill, Inc. 1.38% 7/23/23	850,000	839,426
Philip Morris International, Inc.
1.13% 5/1/23	510,000	503,971
2.10% 5/1/30	1,060,000	953,738
2.50% 8/22/22	200,000	200,941
4.50% 3/20/42	2,340,000	2,345,593
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. 5.85% 8/15/45	200,000	$ 205,785
		14,872,353
Airlines–0.14%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	1,530,000	1,538,888
4.75% 10/20/28	1,460,000	1,471,179
		3,010,067
Apparel–0.14%
NIKE, Inc.
2.40% 3/27/25	500,000	496,635
2.75% 3/27/27	420,000	417,893
2.85% 3/27/30	1,600,000	1,579,483
3.25% 3/27/40	430,000	418,634
		2,912,645
Auto Manufacturers–0.27%
BMW U.S. Capital LLC 2.80% 4/11/26	644,000	635,350
Ford Motor Credit Co. LLC 3.10% 5/4/23	1,366,000	1,364,388
General Motors Co. 6.75% 4/1/46	191,000	230,032
General Motors Financial Co., Inc.
3.10% 1/12/32	310,000	278,633
3.45% 4/10/22	1,140,000	1,140,387
3.70% 5/9/23	2,090,000	2,110,869
		5,759,659
Banks–10.30%
Banco Santander SA
•1.36% (LIBOR03M + 1.12%) 4/12/23	600,000	603,243
2.75% 5/28/25	2,600,000	2,533,609
3.85% 4/12/23	1,000,000	1,013,020
Bank of America Corp.
μ1.32% 6/19/26	190,000	178,062
μ1.90% 7/23/31	1,710,000	1,493,294
μ2.57% 10/20/32	2,790,000	2,535,171
μ2.59% 4/29/31	1,010,000	931,792
μ2.97% 2/4/33	620,000	580,936
3.30% 1/11/23	840,000	849,307
μ3.55% 3/5/24	1,600,000	1,609,135
μ3.59% 7/21/28	3,730,000	3,736,492
μ3.97% 3/5/29	2,000,000	2,030,436
μ3.97% 2/7/30	1,170,000	1,188,884
μ4.08% 3/20/51	4,850,000	5,018,923
4.25% 10/22/26	3,410,000	3,509,819
μ4.33% 3/15/50	950,000	1,018,715
4.45% 3/3/26	5,111,000	5,285,736

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
5.00% 1/21/44	2,180,000	$ 2,507,384
Bank of Montreal
1.85% 5/1/25	1,670,000	1,604,882
μ3.80% 12/15/32	300,000	296,466
Bank of New York Mellon Corp. 1.60% 4/24/25	500,000	481,969
Bank of Nova Scotia 1.30% 6/11/25	860,000	810,248
Barclays Bank PLC 1.70% 5/12/22	680,000	680,343
μBarclays PLC
4.97% 5/16/29	1,900,000	1,987,576
5.09% 6/20/30	800,000	829,853
BNP Paribas SA
μ2.22% 6/9/26	1,080,000	1,026,978
3.38% 1/9/25	500,000	497,465
μ4.38% 3/1/33	420,000	416,704
4.40% 8/14/28	1,790,000	1,820,917
4.63% 3/13/27	390,000	398,844
μ4.71% 1/10/25	3,170,000	3,236,574
μ5.20% 1/10/30	1,260,000	1,343,188
BPCE SA 5.15% 7/21/24	780,000	804,004
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	824,305
Citigroup, Inc.
μ1.68% 5/15/24	960,000	952,121
μ2.52% 11/3/32	1,000,000	897,155
μ2.57% 6/3/31	4,220,000	3,865,972
μ3.11% 4/8/26	670,000	664,305
3.30% 4/27/25	4,070,000	4,097,975
μ3.79% 3/17/33	1,310,000	1,298,640
4.45% 9/29/27	11,160,000	11,510,830
4.65% 7/23/48	2,030,000	2,292,427
4.75% 5/18/46	620,000	663,589
8.13% 7/15/39	60,000	90,835
Cooperatieve Rabobank UA
3.65% 4/6/28	850,000	847,506
3.76% 4/6/33	500,000	498,529
4.38% 8/4/25	3,000,000	3,048,782
μCredit Agricole SA
1.91% 6/16/26	710,000	670,211
4.00% 1/10/33	550,000	540,021
Credit Suisse AG
1.00% 5/5/23	5,100,000	5,022,701
2.95% 4/9/25	980,000	969,233
Credit Suisse Group AG
μ3.09% 5/14/32	1,110,000	1,001,106
μ4.19% 4/1/31	1,680,000	1,657,337
4.55% 4/17/26	1,141,000	1,160,711
Danske Bank AS
1.23% 6/22/24	200,000	190,575
μ3.24% 12/20/25	350,000	344,852
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Danske Bank AS (continued)
3.88% 9/12/23	410,000	$ 413,806
5.38% 1/12/24	1,970,000	2,031,147
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	990,000	895,023
μ2.91% 7/21/42	760,000	654,233
3.20% 2/23/23	970,000	978,622
μ3.21% 4/22/42	330,000	298,665
3.50% 4/1/25	620,000	624,624
3.50% 11/16/26	5,140,000	5,161,374
μ3.62% 3/15/28	360,000	359,496
3.63% 2/20/24	720,000	729,162
μ3.69% 6/5/28	3,000,000	3,003,442
μ4.22% 5/1/29	3,140,000	3,215,020
4.25% 10/21/25	2,090,000	2,140,669
4.75% 10/21/45	1,070,000	1,195,464
5.15% 5/22/45	800,000	893,856
6.25% 2/1/41	1,660,000	2,143,035
6.75% 10/1/37	750,000	945,106
HSBC Holdings PLC
μ3.97% 5/22/30	2,280,000	2,280,923
μ4.04% 3/13/28	1,610,000	1,614,460
4.30% 3/8/26	710,000	728,513
4.95% 3/31/30	200,000	213,601
Intesa Sanpaolo SpA
3.13% 7/14/22	4,799,000	4,806,142
3.38% 1/12/23	630,000	631,304
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,406,990
μ2.08% 4/22/26	1,550,000	1,495,759
μ2.52% 4/22/31	4,040,000	3,745,156
μ2.55% 11/8/32	740,000	676,172
μ3.11% 4/22/51	990,000	876,765
3.63% 12/1/27	510,000	511,249
μ4.02% 12/5/24	2,200,000	2,235,219
μ4.20% 7/23/29	1,170,000	1,209,975
4.25% 10/1/27	6,738,000	6,957,054
μ4.45% 12/5/29	1,930,000	2,011,760
Lloyds Banking Group PLC
μ2.91% 11/7/23	2,120,000	2,122,976
3.90% 3/12/24	200,000	203,054
4.65% 3/24/26	1,410,000	1,442,451
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,134,790
2.70% 1/22/31	2,280,000	2,139,475
3.62% 4/1/31	2,930,000	2,914,757
3.77% 1/24/29	1,620,000	1,632,641
4.43% 1/23/30	70,000	73,191
National Securities Clearing Corp.
1.20% 4/23/23	760,000	753,217
1.50% 4/23/25	630,000	603,240
μNatwest Group PLC
4.27% 3/22/25	1,090,000	1,102,643

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μNatwest Group PLC (continued)
4.52% 6/25/24	2,580,000	$ 2,618,854
4.89% 5/18/29	620,000	644,475
Nordea Bank Abp 1.00% 6/9/23	1,540,000	1,509,043
PNC Bank NA 3.88% 4/10/25	892,000	909,192
Royal Bank of Canada
1.15% 6/10/25	820,000	773,867
1.60% 4/17/23	1,430,000	1,422,794
State Street Corp. 3.10% 5/15/23	730,000	736,150
Swedbank AB 1.30% 6/2/23	1,050,000	1,035,151
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,561,159
1.15% 6/12/25	820,000	773,884
U.S. Bancorp 1.45% 5/12/25	1,920,000	1,835,284
UBS AG 4.50% 6/26/48	200,000	220,908
UBS Group AG
μ2.75% 2/11/33	440,000	399,819
μ2.86% 8/15/23	280,000	280,421
3.49% 5/23/23	1,820,000	1,822,607
4.13% 4/15/26	1,176,000	1,197,550
4.25% 3/23/28	3,740,000	3,814,806
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,916,718
μ2.19% 4/30/26	1,580,000	1,524,136
μ2.39% 6/2/28	980,000	926,688
μ2.88% 10/30/30	1,820,000	1,729,798
3.00% 10/23/26	1,390,000	1,370,664
μ3.35% 3/2/33	300,000	291,553
3.75% 1/24/24	430,000	437,854
4.13% 8/15/23	460,000	470,246
4.15% 1/24/29	1,700,000	1,763,327
4.30% 7/22/27	874,000	907,523
4.40% 6/14/46	2,750,000	2,851,066
μ4.48% 4/4/31	1,620,000	1,715,418
4.65% 11/4/44	30,000	31,893
4.75% 12/7/46	2,640,000	2,870,171
4.90% 11/17/45	1,630,000	1,798,955
μ5.01% 4/4/51	9,590,000	11,381,129
		222,719,011
Beverages–0.51%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	2,860,000	2,900,986
4.35% 6/1/40	1,100,000	1,144,706
4.50% 6/1/50	210,000	224,373
4.60% 4/15/48	160,000	172,684
4.75% 1/23/29	510,000	552,929
4.90% 2/1/46	3,800,000	4,226,150
5.55% 1/23/49	250,000	304,819
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co.
1.45% 6/1/27	520,000	$ 487,759
2.50% 3/15/51	140,000	117,064
2.60% 6/1/50	370,000	316,054
PepsiCo, Inc.
1.63% 5/1/30	190,000	170,828
2.25% 3/19/25	100,000	98,954
2.63% 3/19/27	70,000	69,565
2.88% 10/15/49	310,000	287,174
		11,074,045
Biotechnology–0.06%
Gilead Sciences, Inc.
3.65% 3/1/26	590,000	600,036
4.75% 3/1/46	690,000	764,645
		1,364,681
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	90,000	82,355
		82,355
Chemicals–0.42%
Equate Petrochemical BV
2.63% 4/28/28	2,630,000	2,436,038
4.25% 11/3/26	2,120,000	2,146,500
MEGlobal Canada ULC 5.88% 5/18/30	340,000	376,655
OCP SA 4.50% 10/22/25	1,257,000	1,256,716
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	1,650,000	1,545,720
2.88% 5/11/31	1,560,000	1,380,584
		9,142,213
Commercial Services–0.33%
Cintas Corp. No. 2 3.70% 4/1/27	690,000	706,465
DP World Ltd. 5.63% 9/25/48	4,160,000	4,492,634
PayPal Holdings, Inc.
1.35% 6/1/23	730,000	727,865
1.65% 6/1/25	760,000	730,746
2.30% 6/1/30	500,000	465,436
		7,123,146
Computers–0.21%
Apple, Inc.
1.13% 5/11/25	1,590,000	1,518,153
2.45% 8/4/26	950,000	938,365
3.85% 8/4/46	500,000	527,927
International Business Machines Corp. 3.00% 5/15/24	1,620,000	1,630,715
		4,615,160

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.14%
GSK Consumer Healthcare Capital US LLC
3.38% 3/24/27	840,000	$ 839,989
3.38% 3/24/29	590,000	583,987
3.63% 3/24/32	890,000	889,163
Procter & Gamble Co.
2.80% 3/25/27	160,000	160,087
3.00% 3/25/30	490,000	492,676
		2,965,902
Diversified Financial Services–0.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,260,000	1,165,440
3.00% 10/29/28	1,850,000	1,706,046
3.30% 1/30/32	1,040,000	937,518
Air Lease Corp. 3.38% 7/1/25	550,000	542,073
American Express Co. 2.50% 7/30/24	4,110,000	4,089,490
Mastercard, Inc. 3.85% 3/26/50	2,780,000	2,937,069
Visa, Inc. 4.30% 12/14/45	2,560,000	2,872,704
		14,250,340
Electric–1.31%
Abu Dhabi National Energy Co. PJSC
2.00% 4/29/28	3,310,000	3,082,735
3.40% 4/29/51	2,170,000	2,039,735
American Transmission Systems, Inc. 2.65% 1/15/32	320,000	295,743
Cleveland Electric Illuminating Co. 3.50% 4/1/28	300,000	292,928
Comision Federal de Electricidad
3.88% 7/26/33	910,000	796,250
4.75% 2/23/27	920,000	940,700
4.88% 1/15/24	380,000	388,174
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	330,000	328,922
3.95% 4/1/50	260,000	267,323
Duke Energy Corp.
2.40% 8/15/22	1,470,000	1,473,532
3.15% 8/15/27	320,000	316,507
FirstEnergy Corp.
1.60% 1/15/26	330,000	306,900
3.35% 7/15/22	2,190,000	2,187,262
4.40% 7/15/27	2,120,000	2,133,462
7.38% 11/15/31	3,790,000	4,674,434
MidAmerican Energy Co. 3.65% 4/15/29	1,080,000	1,110,080
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.
1.75% 6/16/22	1,230,000	$ 1,228,603
2.10% 8/1/27	190,000	170,723
2.50% 2/1/31	470,000	405,393
3.30% 8/1/40	100,000	81,841
3.50% 8/1/50	230,000	185,163
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,313,819
5.45% 5/21/28	690,000	740,025
6.15% 5/21/48	3,210,000	3,578,829
		28,339,083
Electronics–0.04%
Honeywell International, Inc. 1.35% 6/1/25	930,000	895,810
		895,810
Entertainment–0.32%
Magallanes, Inc.
3.76% 3/15/27	420,000	419,236
4.05% 3/15/29	540,000	542,678
4.28% 3/15/32	3,230,000	3,244,369
5.05% 3/15/42	200,000	204,006
5.14% 3/15/52	2,360,000	2,414,503
		6,824,792
Environmental Control–0.07%
Republic Services, Inc. 2.50% 8/15/24	590,000	583,730
Waste Management, Inc. 2.40% 5/15/23	960,000	959,333
		1,543,063
Food–0.33%
Danone SA
2.59% 11/2/23	1,160,000	1,158,643
2.95% 11/2/26	360,000	357,877
Kraft Heinz Foods Co. 3.00% 6/1/26	1,482,000	1,461,015
Mars, Inc.
2.38% 7/16/40	1,250,000	1,045,200
2.70% 4/1/25	340,000	336,976
3.20% 4/1/30	1,040,000	1,030,794
Mondelez International Holdings Netherlands BV 2.13% 9/19/22	550,000	550,666
Mondelez International, Inc. 1.50% 5/4/25	1,140,000	1,088,896
		7,030,067

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.31%
Suzano Austria GmbH 6.00% 1/15/29	6,200,000	$ 6,692,714
		6,692,714
Health Care Products–0.13%
Abbott Laboratories
3.75% 11/30/26	484,000	502,287
4.75% 11/30/36	650,000	755,343
4.90% 11/30/46	920,000	1,120,455
Medtronic, Inc.
3.50% 3/15/25	314,000	320,439
4.63% 3/15/45	134,000	154,471
		2,852,995
Health Care Services–0.66%
Aetna, Inc. 3.88% 8/15/47	470,000	457,924
Anthem, Inc.
2.95% 12/1/22	600,000	604,141
3.13% 5/15/22	320,000	320,483
3.35% 12/1/24	430,000	433,342
3.65% 12/1/27	430,000	438,857
Humana, Inc.
3.13% 8/15/29	1,100,000	1,064,720
3.70% 3/23/29	1,740,000	1,745,744
3.95% 3/15/27	1,220,000	1,239,163
4.50% 4/1/25	150,000	155,318
4.80% 3/15/47	50,000	56,520
Roche Holdings, Inc. 2.61% 12/13/51	2,600,000	2,252,061
UnitedHealth Group, Inc.
1.25% 1/15/26	300,000	282,041
2.00% 5/15/30	980,000	901,981
2.30% 5/15/31	160,000	150,267
2.38% 10/15/22	120,000	120,560
2.90% 5/15/50	500,000	443,190
3.13% 5/15/60	100,000	88,929
3.50% 6/15/23	290,000	293,810
3.70% 8/15/49	1,330,000	1,349,627
3.75% 7/15/25	550,000	565,628
3.88% 12/15/28	300,000	314,552
3.88% 8/15/59	650,000	669,444
4.25% 6/15/48	210,000	229,690
4.45% 12/15/48	160,000	180,269
		14,358,261
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	250,000	249,153
		249,153
Housewares–0.03%
Newell Brands, Inc.
4.10% 4/1/23	257,000	259,513
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares (continued)
Newell Brands, Inc. (continued)
4.45% 4/1/26	460,000	$ 462,875
		722,388
Insurance–0.45%
American International Group, Inc.
2.50% 6/30/25	500,000	488,857
3.75% 7/10/25	450,000	457,255
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	1,190,000	1,303,176
Chubb INA Holdings, Inc. 3.35% 5/3/26	590,000	598,065
Guardian Life Global Funding 1.10% 6/23/25	320,000	301,045
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,456,080
MetLife, Inc. 6.40% 12/15/36	1,600,000	1,722,880
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,601,647
New York Life Global Funding 0.95% 6/24/25	600,000	560,282
Principal Life Global Funding II 1.25% 6/23/25	300,000	281,251
		9,770,538
Internet–0.88%
Alphabet, Inc.
1.10% 8/15/30	1,500,000	1,310,858
2.05% 8/15/50	1,000,000	788,843
Amazon.com, Inc.
1.50% 6/3/30	1,440,000	1,288,522
2.10% 5/12/31	980,000	910,385
2.50% 6/3/50	7,320,000	6,111,184
3.15% 8/22/27	750,000	759,619
3.88% 8/22/37	500,000	529,220
4.05% 8/22/47	610,000	663,549
4.25% 8/22/57	200,000	226,073
4.95% 12/5/44	630,000	764,693
Prosus NV
3.68% 1/21/30	800,000	700,864
4.03% 8/3/50	3,570,000	2,694,333
Tencent Holdings Ltd.
2.39% 6/3/30	2,000,000	1,778,806
3.60% 1/19/28	390,000	379,948
		18,906,897
Investment Company–0.02%
Temasek Financial I Ltd. 2.38% 1/23/23	368,000	368,674
		368,674

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.29%
Vale Overseas Ltd.
6.25% 8/10/26	4,600,000	$ 5,049,420
6.88% 11/21/36	1,000,000	1,206,260
		6,255,680
Lodging–0.13%
Las Vegas Sands Corp. 3.20% 8/8/24	1,700,000	1,622,974
Sands China Ltd. 5.13% 8/8/25	1,120,000	1,110,200
		2,733,174
Machinery Diversified–0.09%
Deere & Co.
3.10% 4/15/30	210,000	210,325
3.75% 4/15/50	1,210,000	1,279,055
Otis Worldwide Corp. 2.06% 4/5/25	400,000	389,404
		1,878,784
Media–1.53%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	370,000	305,891
4.20% 3/15/28	1,760,000	1,778,496
4.40% 4/1/33	2,240,000	2,233,375
4.80% 3/1/50	970,000	921,412
4.91% 7/23/25	3,161,000	3,277,992
5.05% 3/30/29	1,700,000	1,800,000
5.38% 4/1/38	1,670,000	1,715,365
5.38% 5/1/47	740,000	757,679
5.50% 4/1/63	630,000	633,731
6.48% 10/23/45	1,210,000	1,377,444
Comcast Corp.
2.80% 1/15/51	1,220,000	1,028,785
2.89% 11/1/51	1,190,000	1,003,212
2.94% 11/1/56	244,000	201,428
3.15% 3/1/26	1,106,000	1,115,615
3.25% 11/1/39	110,000	104,303
3.40% 4/1/30	750,000	759,786
3.40% 7/15/46	90,000	84,499
3.45% 2/1/50	390,000	364,858
3.75% 4/1/40	430,000	432,844
3.95% 10/15/25	2,220,000	2,292,621
4.00% 8/15/47	180,000	183,637
4.00% 3/1/48	140,000	143,590
4.15% 10/15/28	3,050,000	3,204,998
4.25% 10/15/30	2,370,000	2,528,224
Fox Corp. 5.48% 1/25/39	2,970,000	3,362,342
Time Warner Cable LLC
6.55% 5/1/37	260,000	299,008
7.30% 7/1/38	500,000	607,042
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. 6.65% 11/15/37	460,000	$ 612,601
		33,130,778
Mining–1.16%
Anglo American Capital PLC
3.63% 9/11/24	1,100,000	1,098,548
4.00% 9/11/27	930,000	931,814
4.75% 4/10/27	430,000	445,996
Barrick Gold Corp. 5.25% 4/1/42	10,000	11,579
Barrick North America Finance LLC 5.70% 5/30/41	1,760,000	2,140,398
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	920,000	1,091,046
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	5,270,000	5,280,612
Freeport-McMoRan, Inc. 5.45% 3/15/43	290,000	324,754
Glencore Finance Canada Ltd. 4.25% 10/25/22	820,000	825,215
Glencore Funding LLC
3.88% 10/27/27	120,000	119,497
4.00% 3/27/27	1,540,000	1,544,721
4.13% 5/30/23	10,000	10,159
4.13% 3/12/24	870,000	881,754
4.63% 4/29/24	1,380,000	1,412,848
Southern Copper Corp. 5.25% 11/8/42	7,810,000	8,837,015
		24,955,956
Miscellaneous Manufacturing–0.18%
3M Co.
2.38% 8/26/29	2,510,000	2,386,947
3.70% 4/15/50	310,000	312,901
Eaton Corp. 4.15% 11/2/42	1,030,000	1,070,545
General Electric Co. 6.75% 3/15/32	119,000	149,910
		3,920,303
Oil & Gas–4.55%
Apache Corp.
4.75% 4/15/43	3,700,000	3,496,500
6.00% 1/15/37	2,223,000	2,495,318
BP Capital Markets America, Inc.
2.77% 11/10/50	310,000	258,803
2.94% 6/4/51	190,000	162,173
3.00% 2/24/50	1,830,000	1,580,646
3.12% 5/4/26	1,820,000	1,816,451
3.41% 2/11/26	200,000	202,228
3.63% 4/6/30	590,000	600,774
3.79% 2/6/24	180,000	183,122

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.
1.55% 5/11/25	990,000	$ 955,111
2.00% 5/11/27	260,000	249,518
3.08% 5/11/50	610,000	575,857
Chevron USA, Inc.
3.25% 10/15/29	2,060,000	2,092,583
3.85% 1/15/28	1,620,000	1,687,446
Continental Resources, Inc.
3.80% 6/1/24	640,000	642,342
4.38% 1/15/28	1,360,000	1,378,768
4.50% 4/15/23	290,000	293,480
4.90% 6/1/44	310,000	306,759
5.75% 1/15/31	30,000	32,814
Coterra Energy, Inc.
3.90% 5/15/27	1,260,000	1,269,175
4.38% 6/1/24	340,000	346,833
4.38% 3/15/29	3,560,000	3,709,507
Devon Energy Corp.
4.50% 1/15/30	835,000	861,666
4.75% 5/15/42	200,000	211,343
5.00% 6/15/45	3,665,000	3,990,193
5.60% 7/15/41	1,237,000	1,427,501
5.85% 12/15/25	750,000	811,687
Diamondback Energy, Inc.
3.13% 3/24/31	380,000	362,920
3.25% 12/1/26	440,000	439,346
3.50% 12/1/29	1,840,000	1,822,642
Ecopetrol SA 5.88% 5/28/45	4,070,000	3,565,727
EOG Resources, Inc.
3.90% 4/1/35	1,280,000	1,314,101
4.38% 4/15/30	1,230,000	1,331,728
4.95% 4/15/50	1,780,000	2,178,533
Exxon Mobil Corp.
1.57% 4/15/23	90,000	89,711
2.44% 8/16/29	1,230,000	1,178,042
2.99% 3/19/25	2,340,000	2,350,463
3.04% 3/1/26	490,000	494,521
3.45% 4/15/51	750,000	727,046
3.48% 3/19/30	910,000	933,910
4.11% 3/1/46	760,000	816,857
4.33% 3/19/50	120,000	133,789
KazMunayGas National Co. JSC
5.38% 4/24/30	2,550,000	2,447,546
5.75% 4/19/47	2,700,000	2,386,746
πLukoil Capital DAC 2.80% 4/26/27	2,090,000	1,107,700
πLukoil Capital DAC 3.60% 10/26/31	2,670,000	1,361,700
Occidental Petroleum Corp.
3.00% 2/15/27	820,000	801,550
3.50% 8/15/29	500,000	492,500
4.10% 2/15/47	760,000	703,000
4.20% 3/15/48	210,000	196,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
4.40% 4/15/46	380,000	$ 361,000
4.50% 7/15/44	2,850,000	2,723,560
4.63% 6/15/45	1,170,000	1,134,900
5.55% 3/15/26	220,000	233,200
6.60% 3/15/46	2,530,000	2,972,750
Pertamina Persero PT 6.00% 5/3/42	1,790,000	1,987,439
Petroleos del Peru SA
4.75% 6/19/32	2,790,000	2,498,445
5.63% 6/19/47	1,490,000	1,251,600
Petroleos Mexicanos
5.50% 6/27/44	790,000	595,470
5.63% 1/23/46	2,710,000	2,042,690
6.38% 1/23/45	900,000	719,811
6.63% 6/15/35	1,746,000	1,564,870
6.88% 8/4/26	365,000	381,816
Pioneer Natural Resources Co.
1.13% 1/15/26	210,000	194,752
1.90% 8/15/30	850,000	753,493
2.15% 1/15/31	1,830,000	1,649,159
Qatar Energy
2.25% 7/12/31	3,190,000	2,935,247
3.13% 7/12/41	2,040,000	1,856,098
3.30% 7/12/51	2,050,000	1,881,535
Reliance Industries Ltd.
2.88% 1/12/32	1,520,000	1,394,492
3.63% 1/12/52	2,650,000	2,348,504
Shell International Finance BV
2.38% 11/7/29	200,000	189,436
2.75% 4/6/30	420,000	407,397
2.88% 5/10/26	804,000	805,628
3.25% 4/6/50	2,490,000	2,335,784
4.00% 5/10/46	2,760,000	2,877,635
Sinopec Group Overseas Development 2014 Ltd. 4.38% 4/10/24	1,410,000	1,446,764
		98,418,501
Oil & Gas Services–0.03%
Halliburton Co.
3.80% 11/15/25	27,000	27,573
5.00% 11/15/45	290,000	314,441
Schlumberger Holdings Corp. 3.90% 5/17/28	295,000	298,027
		640,041
Pharmaceuticals–2.11%
AbbVie, Inc.
2.30% 11/21/22	2,780,000	2,789,372
2.60% 11/21/24	3,010,000	2,989,180

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
2.95% 11/21/26	690,000	$ 683,515
3.20% 11/21/29	5,020,000	4,960,305
3.60% 5/14/25	610,000	618,010
3.75% 11/14/23	190,000	193,632
3.80% 3/15/25	790,000	804,680
4.25% 11/21/49	910,000	944,322
4.55% 3/15/35	80,000	85,880
4.88% 11/14/48	140,000	158,230
Becton Dickinson & Co.
3.36% 6/6/24	213,000	214,773
3.73% 12/15/24	86,000	87,392
4.69% 12/15/44	516,000	554,090
Bristol-Myers Squibb Co.
2.90% 7/26/24	1,072,000	1,079,952
3.20% 6/15/26	539,000	547,268
3.40% 7/26/29	1,101,000	1,120,583
4.55% 2/20/48	862,000	975,433
Cigna Corp.
3.75% 7/15/23	901,000	914,154
4.13% 11/15/25	550,000	566,885
4.38% 10/15/28	2,530,000	2,661,360
4.80% 8/15/38	1,000,000	1,094,645
4.90% 12/15/48	890,000	997,271
CVS Health Corp.
1.88% 2/28/31	230,000	202,506
2.13% 9/15/31	770,000	687,980
3.63% 4/1/27	300,000	304,962
3.75% 4/1/30	760,000	773,292
3.88% 7/20/25	1,380,000	1,407,759
4.13% 4/1/40	300,000	305,211
4.25% 4/1/50	930,000	964,831
4.30% 3/25/28	1,642,000	1,717,661
5.05% 3/25/48	1,860,000	2,106,433
5.13% 7/20/45	1,110,000	1,252,980
Johnson & Johnson
0.55% 9/1/25	570,000	531,585
0.95% 9/1/27	1,140,000	1,042,991
2.10% 9/1/40	1,000,000	844,257
3.70% 3/1/46	540,000	569,208
Merck & Co., Inc. 1.45% 6/24/30	2,440,000	2,166,394
Pfizer, Inc.
1.70% 5/28/30	4,330,000	3,922,600
2.63% 4/1/30	910,000	883,492
2.70% 5/28/50	1,000,000	885,013
		45,610,087
Pipelines–1.81%
Cameron LNG LLC 3.30% 1/15/35	3,060,000	2,875,864
Energy Transfer LP
2.90% 5/15/25	560,000	547,765
3.75% 5/15/30	3,880,000	3,816,983
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
4.50% 4/15/24	10,000	$ 10,232
4.95% 6/15/28	350,000	367,584
5.25% 4/15/29	1,040,000	1,109,791
5.30% 4/1/44	70,000	71,914
5.40% 10/1/47	560,000	586,282
5.50% 6/1/27	730,000	784,487
6.25% 4/15/49	450,000	516,364
Enterprise Products Operating LLC
2.80% 1/31/30	1,310,000	1,259,189
3.13% 7/31/29	200,000	196,393
3.70% 1/31/51	1,320,000	1,207,793
3.95% 2/15/27	1,283,000	1,314,500
3.95% 1/31/60	380,000	353,285
4.15% 10/16/28	1,100,000	1,143,870
4.20% 1/31/50	540,000	535,827
4.45% 2/15/43	200,000	201,413
4.80% 2/1/49	250,000	266,648
4.85% 3/15/44	160,000	169,505
5.10% 2/15/45	750,000	817,737
μ5.38% 2/15/78	310,000	288,034
7.55% 4/15/38	160,000	212,278
Kinder Morgan Energy Partners LP
4.25% 9/1/24	1,080,000	1,105,775
5.50% 3/1/44	580,000	630,699
Kinder Morgan, Inc.
4.30% 6/1/25	610,000	626,527
4.30% 3/1/28	1,200,000	1,243,493
5.20% 3/1/48	90,000	97,817
5.55% 6/1/45	720,000	804,919
MPLX LP
4.50% 4/15/38	980,000	1,001,314
4.70% 4/15/48	720,000	725,325
4.80% 2/15/29	680,000	723,982
5.20% 3/1/47	400,000	428,910
5.20% 12/1/47	550,000	583,488
5.50% 2/15/49	1,140,000	1,262,584
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	2,080,000	1,951,211
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	750,000	731,413
7.85% 2/1/26	4,280,000	4,906,403
Western Midstream Operating LP
•1.97% (LIBOR03M + 1.85%) 1/13/23	250,000	247,500
3.60% 2/1/25	390,000	387,362
4.55% 2/1/30	150,000	149,250
Williams Cos., Inc.
4.85% 3/1/48	220,000	234,732

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
4.90% 1/15/45	1,130,000	$ 1,179,627
5.10% 9/15/45	790,000	855,986
8.75% 3/15/32	500,000	679,141
		39,211,196
Retail–0.74%
Costco Wholesale Corp.
1.38% 6/20/27	1,220,000	1,133,901
1.60% 4/20/30	130,000	116,483
1.75% 4/20/32	500,000	442,803
Home Depot, Inc.
2.50% 4/15/27	420,000	412,271
2.70% 4/15/30	610,000	590,978
3.25% 4/15/32	2,220,000	2,220,877
3.30% 4/15/40	690,000	664,564
3.35% 4/15/50	890,000	838,572
3.90% 6/15/47	120,000	124,993
Lowe's Cos., Inc.
1.70% 9/15/28	1,050,000	950,284
4.50% 4/15/30	1,000,000	1,070,081
McDonald's Corp.
1.45% 9/1/25	1,050,000	1,003,646
2.13% 3/1/30	920,000	837,021
3.30% 7/1/25	580,000	586,505
3.50% 3/1/27	200,000	203,504
3.50% 7/1/27	170,000	172,779
3.60% 7/1/30	590,000	600,836
3.63% 9/1/49	110,000	105,322
3.70% 1/30/26	390,000	399,333
4.20% 4/1/50	660,000	688,978
4.88% 12/9/45	1,390,000	1,545,297
Target Corp. 2.25% 4/15/25	690,000	680,195
Walmart, Inc.
1.50% 9/22/28	330,000	302,991
1.80% 9/22/31	230,000	209,227
2.38% 9/24/29	120,000	115,945
		16,017,386
Savings & Loans–0.07%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,533,225
		1,533,225
Semiconductors–0.82%
Applied Materials, Inc. 1.75% 6/1/30	390,000	353,034
Broadcom, Inc.
3.14% 11/15/35	3,150,000	2,775,442
3.19% 11/15/36	38,000	32,987
4.15% 11/15/30	712,000	721,604
Intel Corp.
1.60% 8/12/28	520,000	473,925
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel Corp. (continued)
3.05% 8/12/51	260,000	$ 231,165
4.75% 3/25/50	840,000	978,209
NVIDIA Corp.
3.50% 4/1/40	1,240,000	1,249,038
3.50% 4/1/50	2,060,000	2,081,857
3.70% 4/1/60	870,000	880,766
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	250,000	242,313
Texas Instruments, Inc.
1.75% 5/4/30	550,000	500,471
3.88% 3/15/39	300,000	318,793
4.15% 5/15/48	1,540,000	1,710,175
TSMC Arizona Corp.
1.75% 10/25/26	890,000	834,056
2.50% 10/25/31	4,620,000	4,278,415
		17,662,250
Software–0.80%
Adobe, Inc. 2.30% 2/1/30	1,090,000	1,031,279
Microsoft Corp.
2.40% 8/8/26	1,400,000	1,388,281
2.53% 6/1/50	2,921,000	2,522,269
2.70% 2/12/25	310,000	312,001
2.92% 3/17/52	1,079,000	1,012,522
3.30% 2/6/27	3,870,000	3,969,708
3.45% 8/8/36	20,000	20,802
Oracle Corp.
1.65% 3/25/26	2,190,000	2,042,187
2.88% 3/25/31	2,580,000	2,352,420
2.95% 4/1/30	160,000	147,610
salesforce.com, Inc. 3.70% 4/11/28	790,000	816,216
Workday, Inc.
3.50% 4/1/27	390,000	389,899
3.70% 4/1/29	540,000	541,206
3.80% 4/1/32	660,000	658,744
		17,205,144
Telecommunications–1.92%
AT&T, Inc.
2.25% 2/1/32	1,220,000	1,081,796
2.55% 12/1/33	580,000	515,298
3.10% 2/1/43	4,250,000	3,668,976
3.30% 2/1/52	250,000	214,298
3.50% 9/15/53	450,000	394,850
3.55% 9/15/55	1,488,000	1,312,366
3.65% 9/15/59	210,000	184,156
3.80% 2/15/27	1,340,000	1,369,696
3.80% 12/1/57	260,000	237,208
4.13% 2/17/26	601,000	624,505
4.35% 6/15/45	228,000	230,133

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SA 5.21% 3/8/47	490,000	$ 525,111
T-Mobile USA, Inc.
2.25% 11/15/31	900,000	787,250
2.55% 2/15/31	550,000	498,741
3.00% 2/15/41	1,050,000	887,584
3.30% 2/15/51	250,000	210,357
3.50% 4/15/25	890,000	895,890
3.75% 4/15/27	170,000	170,994
3.88% 4/15/30	2,790,000	2,800,711
Verizon Communications, Inc.
1.75% 1/20/31	3,500,000	3,051,546
2.10% 3/22/28	840,000	782,942
2.36% 3/15/32	3,010,000	2,718,677
2.55% 3/21/31	2,500,000	2,322,625
2.65% 11/20/40	960,000	816,632
2.88% 11/20/50	2,260,000	1,888,282
3.15% 3/22/30	720,000	708,102
3.40% 3/22/41	260,000	243,728
3.85% 11/1/42	890,000	887,221
4.00% 3/22/50	1,070,000	1,085,718
4.13% 3/16/27	440,000	457,353
4.13% 8/15/46	630,000	646,902
4.40% 11/1/34	910,000	968,177
4.50% 8/10/33	4,990,000	5,353,679
4.86% 8/21/46	940,000	1,078,556
5.25% 3/16/37	560,000	652,389
5.50% 3/16/47	120,000	149,587
Vodafone Group PLC 4.38% 5/30/28	1,090,000	1,139,863
		41,561,899
Transportation–0.31%
Canadian Pacific Railway Co.
2.45% 12/2/31	3,240,000	3,009,139
3.00% 12/2/41	880,000	791,610
Union Pacific Corp.
2.15% 2/5/27	730,000	701,227
2.40% 2/5/30	690,000	652,995
3.75% 7/15/25	380,000	389,410
3.75% 2/5/70	900,000	876,262
3.84% 3/20/60	360,000	361,252
		6,781,895
Total Corporate Bonds (Cost $814,617,854)		785,946,847
NON-AGENCY ASSET-BACKED SECURITIES–7.88%
•522 Funding CLO Ltd. Series 2020-6A A1R 1.41% (LIBOR03M + 1.15%) 10/23/34	4,400,000	4,367,013
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Applebee's Funding LLC/IHOP Funding LLC Series 2019-1A A2I 4.19% 6/5/49	3,118,500	$ 3,094,765
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 1.50% (SOFR30A + 1.45%) 1/15/37	2,196,000	2,184,507
•ARES XLIV CLO Ltd. Series 2017-44A A1R 1.32% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,838,580
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,979,224
Series 2021-1A A 1.38% 8/20/27	4,300,000	3,984,909
•Bain Capital Credit CLO Series 2020-1A A1 1.43% (LIBOR03M + 1.19%) 4/18/33	500,000	496,924
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 1.38% (LIBOR03M + 1.17%) 1/20/35	1,590,000	1,573,278
•Basswood Park CLO Ltd. Series 2021-1A A 1.25% (LIBOR03M + 1.00%) 4/20/34	2,000,000	1,980,876
•BCRED MML CLO LLC Series 2022-1A 2.25% (TSFR03M + 1.65%) 4/20/35	2,470,000	2,464,156
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	1,167,351	1,066,351
•Carlyle Global Market Strategies CLO Ltd.
Series 2014-3RA A1A 1.32% (LIBOR03M + 1.05%) 7/27/31	327,305	325,528
Series 2015-4A A1R 1.59% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,739,894
•Catskill Park CLO Ltd. Series 2017-1A A2 1.95% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,484,939
•Cayuga Park CLO Ltd. Series 2020-1A AR 1.36% (LIBOR03M + 1.12%) 7/17/34	2,590,000	2,574,020
•CBAM Ltd. Series 2017-1A A1 1.50% (LIBOR03M + 1.25%) 7/20/30	4,000,000	3,994,120

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cerberus Loan Funding XXVIII LP Series 2020-1A A 2.09% (LIBOR03M + 1.85%) 10/15/31	810,000	$ 810,163
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.54% (LIBOR01M + 0.14%) 1/15/37	934,887	888,723
•Dryden 75 CLO Ltd. Series 2019-75A AR2 1.28% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,392,056
•Dryden 87 CLO Ltd. Series 2021-87A A1 1.58% (LIBOR03M + 1.10%) 5/20/34	3,610,000	3,587,892
•EFS Volunteer No. 2 LLC Series 2012-1 A2 1.81% (LIBOR01M + 1.35%) 3/25/36	2,617,259	2,653,699
Ford Credit Floorplan Master Owner Trust Series 2018-4 A 4.06% 11/15/30	3,030,000	3,154,460
Golub Capital Partners CLO 25M Ltd. 1.70% 5/5/30	3,360,000	3,334,131
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 1.61% (LIBOR03M + 1.49%) 10/25/34	3,960,000	3,925,924
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	2,035,704	1,903,468
•Grippen Park CLO Ltd. Series 2017-1A A 1.51% (LIBOR03M + 1.26%) 1/20/30	2,000,000	1,994,006
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 1.60% (LIBOR03M + 1.35%) 1/20/33	570,000	565,091
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 1.75% (LIBOR03M + 1.45%) 11/30/32	800,000	797,006
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	3,007,275	2,727,379
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	2,420,000	2,196,161
•HGI CRE CLO Ltd. Series 2021-FL1 A 1.48% (LIBOR01M + 1.05%) 6/16/36	3,530,000	3,493,662
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	2,580,000	2,306,262
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•HPS Loan Management Ltd. Series 2021-16A A1 1.40% (LIBOR03M + 1.14%) 1/23/35	2,240,000	$ 2,221,240
•KKR CLO 32 Ltd. Series 32A A1 1.56% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,096,330
•KREF Ltd. Series 2022-FL3 1.78% (TSFR01M + 1.45%) 2/17/39	4,750,000	4,752,125
•LCM XVIII LP Series 19A AR 1.48% (LIBOR03M + 1.24%) 7/15/27	194,511	194,396
•Magnetite XIV-R Ltd. Series 2015-14RA A2 1.36% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,141,499
•Midocean Credit CLO VII Series 2017-7A BR 1.84% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,723,563
•Myers Park CLO Ltd. Series 2018-1A B1 1.85% (LIBOR03M + 1.60%) 10/20/30	1,020,000	1,008,282
•Navient Private Education Loan Trust Series 2014-AA A3 2.00% (LIBOR01M + 1.60%) 10/15/31	3,020,000	3,043,347
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,896,748	1,821,453
•Navient Student Loan Trust Series 2016-3A A3 1.81% (LIBOR01M + 1.35%) 6/25/65	2,277,118	2,319,085
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	2,240,000	2,103,050
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 1.31% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,939,557
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 1.39% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,563,566
•OHA Credit Funding 7 Ltd. Series 2020-7A 1.82% (TSFR03M + 1.30%) 2/24/37	2,450,000	2,438,541
•OHA Loan Funding Ltd. Series 2013-2A AR 1.50% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,032,819

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Owl Rock CLO III Ltd. Series 2020-3A A1L 2.05% (LIBOR03M + 1.80%) 4/20/32	2,010,000	$ 2,010,191
•Palmer Square CLO Ltd. Series 2019-1A A1R 1.54% (LIBOR03M + 1.15%) 11/14/34	1,830,000	1,818,026
•Point Au Roche Park CLO Ltd. Series 2021-1A A 1.33% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,720,859
•Recette CLO Ltd. Series 2015-1A ARR 1.33% (LIBOR03M + 1.08%) 4/20/34	960,000	946,320
•Reese Park CLO Ltd. Series 2020-1A AR 1.37% (LIBOR03M + 1.13%) 10/15/34	3,300,000	3,275,115
SBA Small Business Investment Cos.
Series 2018-10B 1 3.55% 9/10/28	740,401	744,679
Series 2019-10A 1 3.11% 3/10/29	996,262	988,362
•Silver Rock CLO I Ltd. Series 2020-1A A 1.90% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,670,293
•SLC Student Loan Trust Series 2008-1 A4A 2.43% (LIBOR03M + 1.60%) 12/15/32	2,466,495	2,493,628
•SLM Private Credit Student Loan Trust
Series 2005-B A4 1.16% (LIBOR03M + 0.33%) 6/15/39	1,209,318	1,165,519
Series 2006-A A5 1.12% (LIBOR03M + 0.29%) 6/15/39	1,024,196	984,834
•SLM Student Loan Trust Series 2004-3A A6A 0.81% (LIBOR03M + 0.55%) 10/25/64	3,923,394	3,831,971
SMB Private Education Loan Trust
Series 2021-C APT1 1.39% 1/15/53	3,856,722	3,562,532
Series 2021-C B 2.30% 1/15/53	1,210,000	1,129,561
•STWD Ltd. Series 2022-FL3 A 1.40% (SOFR30A + 1.35%) 11/15/38	3,660,000	3,644,457
•Towd Point Mortgage Trust
Series 2016-2 A1 3.00% 8/25/55	9,686	9,685
Series 2016-3 B1 4.07% 4/25/56	1,120,000	1,114,618
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust (continued)
Series 2017-4 A1 2.75% 6/25/57	706,730	$ 701,447
Series 2017-6 M1 3.25% 10/25/57	2,110,000	2,051,224
Series 2019-HY2 M2 2.36% (LIBOR01M + 1.90%) 5/25/58	1,250,000	1,238,506
TRP - TRIP Rail Master Funding LLC Series 2021-2 A 2.15% 6/19/51	2,114,112	1,953,711
•TRTX Issuer Ltd. Series 2022-FL5 1.70% (SOFR30A + 1.65%) 2/15/39	4,690,000	4,691,952
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	342,913	343,605
Series 2019-25G 1 2.69% 7/1/44	561,635	564,044
•Venture 32 CLO Ltd. Series 2018-32A A2A 1.31% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,734,653
•Voya CLO Ltd.
Series 2016-3A A1R 1.43% (LIBOR03M + 1.19%) 10/18/31	750,000	746,202
Series 2017-3A A1R 1.29% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,515,324
Series 2018-3A A1A 1.39% (LIBOR03M + 1.15%) 10/15/31	2,580,000	2,568,449
Series 2018-4A A1AR 1.28% (LIBOR03M + 1.04%) 1/15/32	4,000,000	3,977,396
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	4,793,775	4,263,641
•Whitebox CLO II Ltd. Series 2020-2A 1.48% (LIBOR03M + 1.22%) 10/24/34	2,100,000	2,077,585
•Whitebox CLO III Ltd. Series 2021-3A A1 1.34% (LIBOR03M + 1.22%) 10/15/34	2,580,000	2,564,876
•Zais CLO 13 Ltd. Series 2019-13A A1A 1.73% (LIBOR03M + 1.49%) 7/15/32	980,000	974,570
Total Non-Agency Asset-Backed Securities (Cost $173,761,334)		170,355,855

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.78%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 1.00% (LIBOR01M + 0.54%) 11/25/35	769,668	$ 754,714
•Angel Oak Mortgage Trust Series 2021-7 A3 2.34% 10/25/66	1,107,839	1,035,866
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	1,623,192	1,537,820
CSMC
•Series 2018-J1 A2 3.50% 2/25/48	4,635,571	4,596,677
φ•Series 2019-NQM1 A3 3.06% 10/25/59	3,236,532	3,191,919
•Series 2020-RPL4 A1 2.00% 1/25/60	1,498,787	1,458,320
•Series 2021-AFC1 A1 0.83% 3/25/56	1,277,249	1,203,315
•Series 2021-AFC1 A3 1.17% 3/25/56	1,730,916	1,621,696
•Series 2021-NQM3 A3 1.63% 4/25/66	3,292,534	3,123,177
•Series 2021-NQM5 A1 0.94% 5/25/66	1,205,180	1,133,460
•Series 2021-NQM7 A1 1.76% 10/25/66	1,029,941	984,348
•Series 2021-NQM8 A1 1.84% 10/25/66	4,623,557	4,421,370
•Series 2021-RPL2 A1 2.00% 1/25/60	858,765	821,297
•Series 2021-RPL6 A1 2.00% 10/25/60	1,850,463	1,781,665
•Series 2022-NQM1 A1 2.27% 11/25/66	4,259,826	4,109,175
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	3,456,897	3,362,434
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,309,798	1,228,921
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	182,723	181,898
φ•GCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,010,338	4,962,968
•Impac CMB Trust Series 2007-A A 0.96% (LIBOR01M + 0.50%) 5/25/37	1,739,185	1,686,229
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.05% 10/26/48	4,258,983	4,213,013
Series 2018-4 A1 3.50% 10/25/48	434,811	432,377
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 1.20% (LIBOR01M + 0.74%) 8/25/36	372,895	$ 371,050
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	1,361,812	1,340,814
New Residential Mortgage Loan Trust
3.08% 3/27/62	4,520,000	4,468,459
•Series 2014-2A A3 3.75% 5/25/54	920,085	928,093
•Series 2015-1A A3 3.75% 5/28/52	428,236	431,702
•Series 2015-2A A1 3.75% 8/25/55	3,502,634	3,529,983
•Series 2015-2A A2 3.75% 8/25/55	1,994,086	2,009,655
•Series 2016-3A A1B 3.25% 9/25/56	1,084,001	1,076,854
•Series 2016-3A B1 4.00% 9/25/56	3,946,663	3,943,121
•Series 2016-4A B2 4.75% 11/25/56	2,013,657	2,033,230
•Series 2017-1A A1 4.00% 2/25/57	2,862,944	2,921,877
•Series 2017-2A B2 4.75% 3/25/57	2,141,249	2,155,707
•Series 2017-4A A1 4.00% 5/25/57	2,626,900	2,650,183
•Series 2017-6A A1 4.00% 8/27/57	5,861,758	5,919,195
•Series 2021-NQM3 A1 1.16% 11/27/56	1,265,909	1,202,323
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	928,085	876,592
Series 2021-NQM3 A1 1.05% 7/25/61	1,412,783	1,329,314
Series 2022-NQM1 2.31% 11/25/61	4,566,182	4,425,203
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	2,809,202	2,642,567
•OPG Trust Series 2021-PORT 0.88% (LIBOR01M + 0.48%) 10/15/36	4,840,000	4,669,086
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	1,199,129	1,141,538
SG Residential Mortgage Trust 3.17% 3/27/62	4,100,000	4,036,773

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 1.04% (LIBOR01M + 0.58%) 10/25/45	1,343,999	$ 1,316,403
Total Non-Agency Collateralized Mortgage Obligations (Cost $106,515,462)		103,262,381
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.81%
•AREIT 2022-CRE6 Trust Series 2022-CRE6 A 1.30% (SOFR30A + 1.25%) 11/17/24	2,440,000	2,414,301
•BANK Series 2018-BN14 C 4.61% 9/15/60	2,160,000	2,135,767
•BX Commercial Mortgage Trust
Series 2020-FOX A 1.40% (LIBOR01M + 1.00%) 11/15/32	2,786,035	2,759,921
Series 2021-SOAR A 1.07% (LIBOR01M + 0.67%) 6/15/38	1,690,000	1,654,125
Series 2021-XL2 A 1.09% (LIBOR01M + 0.69%) 10/15/38	5,894,822	5,769,525
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	1,140,000	1,103,119
•Series 2022-LBA6 A 1.30% (TSFR01M + 1.00%) 1/15/39	2,210,000	2,179,464
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,490,804
•CHT Mortgage Trust Series 2017-CSMO A 1.33% (LIBOR01M + 0.93%) 11/15/36	730,000	727,847
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.35% 4/10/46	10,346,082	93,817
Series 2014-GC25 A4 3.64% 10/10/47	889,000	892,853
Series 2016-P3 A4 3.33% 4/15/49	758,000	753,429
•Cold Storage Trust Series 2020-ICE5 A 1.30% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,220,097
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	773,138
Series 2014-CR16 A4 4.05% 4/10/47	774,000	784,052
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR20 A4 3.59% 11/10/47	402,000	$ 404,211
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,568,423
Series 2015-CR23 A4 3.50% 5/10/48	418,000	418,663
CSMC A OA LLC Series 2014-USA B 4.18% 9/15/37	7,380,000	6,950,608
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	925,322
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.55% 3/5/33	5,000,000	4,788,861
Series 2021-ROSS A 1.55% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,832,173
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	427,958
Series 2015-GC32 A4 3.76% 7/10/48	512,000	515,416
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	678,718
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,316,065
•Series 2020-MKST D 1.90% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,882,773
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,811,382
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,697,392
•KNDL Mortgage Trust Series 2019-KNSQ A 1.20% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,408,302
•MHC Trust Series 2021-MHC2 A 1.25% (LIBOR01M + 0.85%) 5/15/23	1,210,000	1,186,944
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.10% 2/15/46	3,000,000	2,901,138
Series 2014-C17 A5 3.74% 8/15/47	717,000	721,266
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,634,950
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,279,527

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.33% 5/15/49	710,000	$ 705,156
•Morgan Stanley Capital I Trust Series 2019-BPR A 1.80% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,389,045
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	7,150,000	6,934,382
*•Series 2019-FAME XA 1.35% 8/15/36	32,225,000	805,580
•SMRT 2022-MINI Series 2022-MINI A 1.30% (TSFR01M + 1.00%) 1/15/24	2,280,000	2,250,071
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	1,789,382
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,101,688
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	476,632
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,585,105
*•Series 2016-BNK1 XA 1.72% 8/15/49	16,764,600	976,939
*•Series 2016-C36 XA 1.23% 11/15/59	37,569,352	1,642,536
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,253,027
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $108,903,833)		104,011,894
ΔREGIONAL BONDS–0.15%
Canada—0.15%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,418,494
Province of Manitoba Canada 2.13% 6/22/26	872,000	851,994
Province of Quebec 2.50% 4/20/26	959,000	949,518
		3,220,006
Total Regional Bonds (Cost $3,311,513)		3,220,006
ΔSOVEREIGN BONDS–4.95%
Chile—0.40%
Chile Government International Bond
3.10% 5/7/41	3,050,000	2,683,268
3.10% 1/22/61	5,020,000	4,134,221
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile (continued)
Chile Government International Bond (continued)
3.50% 1/31/34	1,940,000	$ 1,913,791
		8,731,280
Colombia—0.40%
Colombia Government International Bond
3.13% 4/15/31	1,190,000	1,007,038
3.88% 4/25/27	1,740,000	1,668,103
5.00% 6/15/45	2,740,000	2,306,012
5.20% 5/15/49	890,000	758,520
5.63% 2/26/44	3,190,000	2,891,639
		8,631,312
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,269,631
		1,269,631
Indonesia—0.51%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	1,985,202
3.85% 7/18/27	2,110,000	2,200,077
4.63% 4/15/43	950,000	991,229
5.13% 1/15/45	5,370,000	5,937,084
		11,113,592
Israel—0.23%
Israel Government International Bond 2.75% 7/3/30	2,620,000	2,592,904
State of Israel
3.38% 1/15/50	930,000	880,012
3.80% 5/13/60	1,600,000	1,596,000
		5,068,916
Kazakhstan—0.15%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	3,187,382
		3,187,382
Kuwait—0.15%
Kuwait International Government Bond 3.50% 3/20/27	3,160,000	3,287,348
		3,287,348
Mexico—0.62%
Mexico Government International Bond
3.50% 2/12/34	3,220,000	2,992,958
4.40% 2/12/52	4,570,000	4,192,838
4.75% 3/8/44	6,230,000	6,121,722
		13,307,518

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama—0.46%
Panama Government International Bond
4.30% 4/29/53	1,540,000	$ 1,478,369
4.50% 5/15/47	4,680,000	4,663,901
4.50% 4/1/56	1,050,000	1,026,197
6.70% 1/26/36	2,230,000	2,744,617
		9,913,084
Peru—0.35%
Peru Government International Bond
3.30% 3/11/41	2,340,000	2,124,439
3.55% 3/10/51	1,610,000	1,499,313
3.60% 1/15/72	1,820,000	1,564,017
6.55% 3/14/37	1,840,000	2,324,398
		7,512,167
Poland—0.19%
Poland Government International Bond 4.00% 1/22/24	4,060,000	4,163,660
		4,163,660
Qatar—0.51%
Qatar Government International Bond
3.25% 6/2/26	270,000	275,027
3.88% 4/23/23	3,210,000	3,266,111
4.00% 3/14/29	1,600,000	1,708,128
4.82% 3/14/49	4,940,000	5,853,208
		11,102,474
Russia—0.02%
πRussia Foreign Bond - Eurobond 5.63% 4/4/42	1,000,000	335,000
		335,000
Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	644,480
		644,480
United Arab Emirates—0.52%
Abu Dhabi Government International Bond
2.50% 10/11/22	5,320,000	5,345,004
3.13% 9/30/49	4,490,000	4,109,069
3.88% 4/16/50	1,650,000	1,725,144
		11,179,217
Uruguay—0.35%
Uruguay Government International Bond
4.38% 1/23/31	2,500,000	2,724,225
5.10% 6/18/50	4,130,000	4,863,323
		7,587,548
Total Sovereign Bonds (Cost $113,011,857)		107,034,609
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–18.60%
U.S. Treasury Bonds
1.25% 5/15/50	85,550,000	$ 63,808,270
1.38% 8/15/50	50,090,000	38,553,647
1.63% 11/15/50	18,600,000	15,241,828
1.88% 2/15/51	44,160,000	38,586,525
1.88% 11/15/51	7,296,000	6,399,960
2.00% 2/15/50	15,290,000	13,772,348
2.25% 2/15/52	18,064,000	17,324,505
2.38% 5/15/51	12,120,000	11,876,653
U.S. Treasury Notes
0.25% 11/15/23	200,000	193,797
0.25% 5/31/25	67,790,000	63,092,365
0.25% 6/30/25	850,000	789,670
0.25% 9/30/25	180,000	166,275
0.38% 11/30/25	70,000	64,717
0.38% 1/31/26	880,000	810,803
0.50% 2/28/26	520,000	480,756
0.75% 4/30/26	7,800,000	7,264,969
0.75% 1/31/28	12,810,000	11,620,071
1.00% 7/31/28	2,260,000	2,067,988
1.13% 8/31/28	18,680,000	17,210,409
1.25% 3/31/28	16,050,000	14,970,387
1.25% 4/30/28	19,750,000	18,398,359
1.25% 5/31/28	19,690,000	18,330,928
1.25% 6/30/28	26,050,000	24,232,606
1.38% 10/31/28	15,080,000	14,097,444
1.50% 11/30/28	2,900,000	2,731,664
Total U.S. Treasury Obligations (Cost $452,529,096)		402,086,944

	Number of Contracts
OPTIONS PURCHASED–0.03%
Centrally Cleared–0.03%
Call Options–0.03%
U.S. Treasury 5 yr Notes Strike price $115.00, expiration date 4/22/22, notional amount $44,620,000	388	166,719
U.S. Treasury 5 yr Notes Strike price $114.50, expiration date 4/22/22, notional amount $54,616,500	477	327,938
U.S. Treasury 10 yr Notes Strike price $123.25, expiration date 4/22/22, notional amount $35,496,000	288	211,998
		706,655
Total Options Purchased (Cost $700,229)		706,655

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	49,843,196	$ 49,843,196
Total Money Market Fund (Cost $49,843,196)		49,843,196

TOTAL INVESTMENTS–102.69% (Cost $2,338,819,621)	2,219,785,651

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.03)%
Centrally Cleared–(0.03)%
Call Options–(0.03)%
U.S. Treasury 10 yr Notes Strike price $127.00, expiration date 5/20/22, notional amount $19,050,000	(150)	(28,125)
U.S. Treasury 10 yr Notes Strike price $127.00, expiration date 4/22/22, notional amount $31,369,000	(247)	(15,438)
U.S. Treasury 5 yr Notes Strike price $118.25, expiration date 4/22/22, notional amount $24,832,500	(210)	(4,922)
U.S. Treasury 5 yr Notes Strike price $118.50, expiration date 4/22/22, notional amount $13,035,000	(110)	(2,578)
U.S. Treasury 5 yr Notes Strike price $116.50, expiration date 4/22/22, notional amount $66,754,500	(573)	(49,242)
U.S. Treasury 10 yr Notes Strike price $124.50, expiration date 4/22/22, notional amount $19,795,500	(159)	(42,234)
U.S. Treasury 5 yr Notes Strike price $115.75, expiration date 4/22/22, notional amount $54,055,250	(467)	(87,563)
U.S. Treasury 10 yr Notes Strike price $124.00, expiration date 4/22/22, notional amount $36,208,000	(292)	(114,062)
U.S. Treasury 10 yr Notes Strike price $124.00, expiration date 5/20/22, notional amount $35,588,000	(287)	(224,219)
U.S. Treasury 10 yr Notes Strike price $123.00, expiration date 4/22/22, notional amount $26,814,000	(218)	(173,719)
		(742,102)
Total Options Written (Premium received $(1,449,955))		(742,102)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.66%)	(57,438,349)
NET ASSETS APPLICABLE TO 229,707,770 SHARES OUTSTANDING–100.00%	$2,161,605,200

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.
Δ Securities have been classified by country of origin.
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $2,804,400, which represented 0.13% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Lukoil Capital DAC	10/19/2021	$2,090,000	$1,107,700
Lukoil Capital DAC	10/19/2021	2,670,000	1,361,700
Russia Foreign Bond - Eurobond	8/6/2018	1,050,612	335,000
Total		$5,810,612	$2,804,400

The following futures contracts and swap contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
428	3 Month SOFR	$105,571,550	$105,602,324	9/20/22	$—	$(30,774)
(662)	30 Day Federal Fund	(274,910,595)	(274,847,270)	4/29/22	—	(63,325)
(540)	90 Day IMM Eurodollar	(132,934,500)	(133,224,690)	6/13/22	290,190	—
2,322	90 Day IMM Eurodollar	565,058,700	569,612,783	12/19/22	—	(4,554,083)
489	90 Day IMM Eurodollar	118,423,575	121,323,328	6/19/23	—	(2,899,753)
647	90 Day IMM Eurodollar	156,848,975	158,682,977	12/18/23	—	(1,834,002)
(341)	U.S. Treasury 10 yr Notes	(41,900,375)	(41,861,772)	6/21/22	—	(38,603)
(233)	U.S. Treasury 10 yr Ultra Notes	(31,564,219)	(31,279,847)	6/21/22	—	(284,372)
494	U.S. Treasury 2 yr Notes	104,689,407	106,080,644	6/30/22	—	(1,391,237)
4,670	U.S. Treasury 5 yr Notes	535,590,625	549,339,002	6/30/22	—	(13,748,377)
187	U.S. Treasury Long Bonds	28,061,687	29,299,230	6/21/22	—	(1,237,543)
(43)	U.S. Treasury Ultra Bonds	(7,616,375)	(8,030,333)	6/21/22	413,958	—
Total Futures Contracts					$704,148	$(26,082,069)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.S38-Quarterly[3]	417,739,000	(1.00%)	6/20/27	$6,831,538	$5,705,858	$1,125,680	$—
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U and pay fixed rate coupon at maturity	21,920,000	2.95%	10/20/26	$1,088,453	$1,088,453
Pay amounts based on Inflation USA-CPI-U and receive fixed rate coupon at maturity	21,920,000	(2.77%)	10/20/31	(1,264,692)	(1,264,692)
Receive amounts based on Inflation USA-CPI-U and pay fixed rate coupon at maturity	24,580,000	3.97%	11/18/23	764,365	764,365
Pay amounts based on Inflation USA-CPI-U and receive fixed rate coupon at maturity	24,580,000	(3.37%)	11/18/26	(925,576)	(925,576)
Total Inflation Swap Contracts				$(337,450)	$(337,450)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-Annual	12,008,000	2.00%	(0.30%)[4]	3/18/32	$115,889	$77,694	$38,195	$—
25 yr IRS-Annual	10,300,000	0.56%	(0.30%)[5]	7/20/45	2,838,890	261,687	2,577,203	—
25 yr IRS-Annual	14,350,000	0.74%	(0.30%)[5]	8/19/45	3,476,096	—	3,476,096	—
25 yr IRS-Annual	20,670,000	1.63%	(0.30%)[4]	5/15/47	1,700,508	890,829	809,679	—
26 yr IRS-Annual	15,181,000	1.73%	(0.30%)[5]	2/15/47	927,489	185,946	741,543	—
26 yr IRS-Annual	12,385,000	1.52%	(0.30%)[4]	2/15/47	1,261,335	(119,617)	1,380,952	—
26 yr IRS-Semiannual/Quarterly	9,199,000	1.63%	(0.51%)[6]	2/15/47	1,222,627	(11,508)	1,234,135	—
26 yr IRS-Annual	9,231,000	1.67%	(0.24%)[6]	7/9/51	1,188,994	(40,139)	1,229,133	—
3 yr IRS-Annual	27,930,000	1.52%	(1.00%)[4]	11/20/26	643,608	(62,380)	705,988	—
5 yr IRS-Annual	23,555,000	(1.55%)	0.30%[4]	3/4/27	(741,238)	(35,996)	—	(705,242)
5 yr IRS-Annual	21,920,000	1.73%	(1.00%)[4]	10/20/31	216,949	82,454	134,495	—
6 yr IRS-Annual	92,836,000	0.71%	(0.30%)[4]	5/15/27	6,335,481	261,981	6,073,500	—
7 yr IRS-Semiannual/Quarterly	18,811,000	1.35%	(0.46%)[6]	2/15/28	1,130,456	(111,823)	1,242,279	—
7 yr IRS-Annual	46,436,000	1.13%	(0.30%)[4]	8/15/28	2,777,651	316,228	2,461,423	—
7 yr IRS-Annual	18,512,000	1.22%	(0.30%)[4]	8/15/28	1,003,489	(1,121)	1,004,610	—
7 yr IRS-Annual	14,502,000	1.20%	(0.30%)[4]	11/1/28	796,574	(795)	797,369	—
Total IRS Contracts						$1,693,440	$23,906,600	$(705,242)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
[4] Rate resets based on SOFR01M-Secured Overnight Financing Rate.
[5] Rate resets based on the daily SOFR compounded annually.
[6] Rate resets based on LIBOR03M.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CPI-U–Consumer Price Index for All Urban Consumers
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
PC–Participation Certificate
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Restricted securities are valued at fair value by the Fund’s Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, inflation swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$23,418,286	$—	$23,418,286
Agency Commercial Mortgage-Backed Securities	—	6,466,557	—	6,466,557
Agency Mortgage-Backed Securities	—	463,432,421	—	463,432,421
Corporate Bonds	—	785,946,847	—	785,946,847
Non-Agency Asset-Backed Securities	—	170,355,855	—	170,355,855
Non-Agency Collateralized Mortgage Obligations	—	103,262,381	—	103,262,381
Non-Agency Commercial Mortgage-Backed Securities	—	104,011,894	—	104,011,894
Regional Bonds	—	3,220,006	—	3,220,006
Sovereign Bonds	—	107,034,609	—	107,034,609
U.S. Treasury Obligations	—	402,086,944	—	402,086,944
Options Purchased	706,655	—	—	706,655
Money Market Fund	49,843,196	—	—	49,843,196
Total Investments	$50,549,851	$2,169,235,800	$—	$2,219,785,651
Derivatives:

Assets:
Futures Contracts	$704,148	$—	$—	$704,148
Swap Contracts	$—	$26,885,098	$—	$26,885,098
Liabilities:
Futures Contracts	$(26,082,069)	$—	$—	$(26,082,069)
Swap Contracts	$—	$(2,895,510)	$—	$(2,895,510)
Options Written	$(742,102)	$—	$—	$(742,102)
There were no Level 3 investments at the beginning or end of the period.
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